Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs Performance

As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between executive compensation actually paid by us to David Bistricer, as principal executive officer (“PEO”), and Mr. J.J. Bistricer and Mr. Jacob Schwimmer, our other named executive officers (“NEOs”) against various measures for the years ended December 31, 2024, 2023 and 2022. The disclosure included in this section is required by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its PEO and NEOs.

Year	Summary Compen- sation Table Total for PEO	Compen- sation Actually Paid to PEO	Average Summary Compen- sation Table Total For Non- PEO NEO’s	Average Compen- sation Actually Paid to Non- PEO NEO’s	Value of Initial $100 Investment Based On Total Stockholder Return	Net (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$3,450,307	$3,279,034	$3,618,838	$3,322,746	$57.55	$(6,582,000)
2023	$2,025,552	$1,895,189	$1,414,701	$1,034,469	$92.77	$(15,564,000)
2022	$2,104,117	$951,469	$4,385,261	$2,690,655	$101.56	$(12,571,000)

(c)

Compensation Actually Paid to the PEO is the Summary Compensation Table Total adjusted for the change in fair value of LTIP Awards of $(171,273), $(130,361) and $(1,152,648) in 2024, 2023 and 2022, respectively. The Company’s stock price declined from $9.94 per share on December 31, 2021 to $6.40 per share on December 30, 2022, to $5.40 per share on December 29, 2023 to $4.58 on December 31, 2024. The decrease in fair value of awards in 2024, 2023 and 2022 result primarily from the changes in the fair value of:  (i) unvested awards, which were granted during the covered year, as of the end of the covered year, compared to the fair value on the date of grant, (ii) unvested awards, which were granted during the prior year, as of the end of the covered year, compared to the fair value at the end of the prior year, and (iii) awards granted in a prior year, which vested in the covered year, as of the vesting date, compared to the fair value at the end of the prior year.

(e)

Average Compensation Actually Paid to the Non-PEO NEOs is the average of the Summary Compensation Table Total adjusted for the average of the change in fair value of LTIP Awards of, $(296,092), $(380,232), and $(1,694,606) in 2024, 2023 and 2022 respectively. The Company’s stock price declined from $9.94 per share on December 31, 2021, to $6.40 per share on December 30, 2022, to $5.40 per share on December 29, 2023, and to $4.58 per share on December 31, 2024. The decrease in fair value of awards in 2024, 2023, and 2022 result primarily from the changes in the fair value of:  (i) unvested awards, which were granted during the covered year, as of the end of the covered year, compared to the fair value on the date of grant, (ii) unvested awards, which were granted during the prior year, as of the end of the covered year, compared to the fair value at the end of the prior year, and (iii) awards granted in a prior year, which vested in the covered year, as of the vesting date, compared to the fair value at the end of the prior year.

(f)

Total Stockholder Return for 2024 is based on the decrease in stock price from $9.94 per share on December 31, 2021, to $4.58 per share on December 31, 2024, adjusted for dividends paid in 2024, 2023 and 2022 of $1.14 per share. Total Stockholder Return for 2023 is based on the decline in stock price from $9.94 per share on December 31, 2021, to $5.40 per share on December 30, 2023, adjusted for dividends paid in 2023 and 2022 of $0.76 per share.  Total Shareholder Return for 2022 is based on the decrease in stock price from $9.94 per share on December 31, 2021, to $6.40 per share on December 31, 2022, adjusted for dividends paid in 2022 of $0.38 per share.

(g)	Net (loss) is as reported in the Company’s Annual Reports on Form 10-K.

PEO Total Compensation Amount	$ 3,450,307	$ 2,025,552	$ 2,104,117
PEO Actually Paid Compensation Amount	3,279,034	1,895,189	951,469
Non-PEO NEO Average Total Compensation Amount	3,618,838	1,414,701	4,385,261
Non-PEO NEO Average Compensation Actually Paid Amount	3,322,746	1,034,469	2,690,655
Total Shareholder Return Amount	57.55	92.77	101.56
Net Income (Loss)	$ (6,582,000)	$ (15,564,000)	$ (12,571,000)